GENERAL (Schedule of pro forma revenue and net loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Unaudited pro forma condensed results of operations
Revenues	$ 100,683	$ 124,244
Net loss	$ (21,177)	$ (17,976)